Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Income Before Income Tax Domestic and Foreign
Year ended December 31, 2015
Domestic income / (loss) (Republic of the Marshall Islands)	$ 90,181
Foreign income	42,277
Total income before taxes	$ 132,458

Schedule of Components of Income Tax Expense Benefit
Year ended December 31, 2015
Current Tax expense	$37,119
Income taxes	$37,119

Effective tax rate	28.0%

Schedule Reconciliation Total Tax Expense
Reconciliation of total tax expense:	Year ended December 31, 2015
Income tax	$37,119
Taxes on litigation matters subject to statutory rates, including interest and penalties	-
Total	$37,119